Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Balance at beginning	$ 160	$ 443
Amortization	733	359	$ 548
Balance at end	2,949	160	443
Cost
Intangible assets
Balance at beginning	3,723	3,647
Additions	284	76
Business combination - merger transaction	3,238
Balance at end	7,245	3,723	3,647
Accumulated amortization
Intangible assets
Balance at beginning	(3,563)	(3,204)
Amortization	(733)	(359)
Balance at end	(4,296)	(3,563)	(3,204)
Computer software
Intangible assets
Balance at beginning	160	443
Balance at end	372	160	443
Computer software | Cost
Intangible assets
Balance at beginning	3,722	3,646
Additions	284	76
Business combination - merger transaction	78
Balance at end	4,084	3,722	3,646
Computer software | Accumulated amortization
Intangible assets
Balance at beginning	(3,562)	(3,203)
Amortization	(150)	(359)
Balance at end	(3,712)	(3,562)	(3,203)
Trademark | Cost
Intangible assets
Balance at beginning	1	1
Balance at end	1	1	1
Trademark | Accumulated amortization
Intangible assets
Balance at beginning	(1)	(1)
Balance at end	(1)	$ (1)	$ (1)
Brand name
Intangible assets
Balance at end	1,652
Brand name | Cost
Intangible assets
Business combination - merger transaction	2,060
Balance at end	2,060
Brand name | Accumulated amortization
Intangible assets
Amortization	(408)
Balance at end	(408)
Customer relationship
Intangible assets
Balance at end	925
Customer relationship | Cost
Intangible assets
Business combination - merger transaction	1,100
Balance at end	1,100
Customer relationship | Accumulated amortization
Intangible assets
Amortization	(175)
Balance at end	$ (175)